UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2012

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	460 Park Avenue, 22nd Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     February 11, 2013

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 23
Form 13F Information Table Total Value: $ 210,765 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Acco Brands Corp             Common     00081T108   $22,274   3,034,575    SH    SOLE  N/A   2,486,000  N/A    548,575
AT & T Corp                  Common     00206R102   $ 1,214      36,000    SH    SOLE  N/A      36,000  N/A        -
Avon Products Inc            Common     054303102   $ 4,413     307,335    SH    SOLE  N/A     151,300  N/A    156,035
Cadiz Inc                    Common     127537207   $12,229   1,544,110    SH    SOLE  N/A   1,135,785  N/A    408,325
Compass Diversified Holdings Common     20451Q104   $10,959     745,010    SH    SOLE  N/A     740,000  N/A      5,010
Darling International Inc    Common     237266101   $   369      23,000    SH    SOLE  N/A      23,000  N/A        -
Durect Corporation           Common     266605104   $ 1,086   1,180,700    SH    SOLE  N/A     124,000  N/A  1,056,700
Fxcm Inc-A                   Common     302693106   $21,716   2,156,500    SH    SOLE  N/A   1,756,000  N/A    400,500
Global Power Equipment Group Common     37941P306   $14,864     866,783    SH    SOLE  N/A     707,700  N/A    159,083
Great Lakes Dredge & Dock Co Common     390607109   $16,984   1,901,905    SH    SOLE  N/A   1,572,000  N/A    329,905
Gse Holding Inc              Common     36191X100   $   716     115,534    SH    SOLE  N/A     115,534  N/A        -
Heska Corp                   Common     42805E306   $ 4,916     606,950    SH    SOLE  N/A     425,500  N/A    181,450
Hess Corp                    Common     42809H107   $ 3,707      70,000    SH    SOLE  N/A      70,000  N/A        -
Horsehead Holding Corp       Common     440694305   $23,216   2,273,830    SH    SOLE  N/A   1,905,000  N/A    368,830
Johnson Control Inc          Common     478366107   $   383      12,500    SH    SOLE  N/A      12,500  N/A        -
Kennedy-Wilson Holdings Inc  Common     489398107   $ 6,546     468,250    SH    SOLE  N/A     414,800  N/A     53,450
Libbey Inc                   Common     529898108   $31,889   1,647,995    SH    SOLE  N/A   1,250,500  N/A    397,495
Metalico Inc                 Common     591176102   $ 6,793   3,465,650    SH    SOLE  N/A   3,335,000  N/A    130,650
Microsoft Corp               Common     594918104   $ 1,215      45,500    SH    SOLE  N/A      45,500  N/A        -
Rand Logistics Inc           Common     752182105   $12,384   1,905,200    SH    SOLE  N/A   1,383,000  N/A    522,200
Stealthgas Inc               Common     Y81669106   $12,231   1,542,350    SH    SOLE  N/A   1,449,000  N/A     93,350
United States Steel Corp     Common     912909108   $   525      22,000    SH    SOLE  N/A         -    N/A     22,000
Uranium Resources Inc        Common     916901507   $   136     425,750    SH    SOLE  N/A     180,600  N/A    245,150